UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 to September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Commercial Mortgage Securities Trust

September 30, 2005 (Unaudited)

	Principal Amount	Value
	(000s)	(000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 106.6%
Healthcare 4.9%
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009 (a)	$1,770	$1,849
RMF Commercial Mortgage Pass-Through Certificates
7.072% due 01/15/2019 (a)	2,000	1,698
7.471% due 01/15/2019 (a)	1,000	177
8.920% due 01/15/2019 (a)(b)(c)	317	6
9.150% due 11/28/2027 (a)	3,069	2,998

		6,728

Hospitality 12.0%
Bear Stearns Commercial Mortgage Securities, Inc.
5.817% due 05/14/2016 (a)	1,500	1,516
Hilton Hotel Pool Trust
1.000% due 10/01/2016 (a)(b)(d)	32,597	969
Host Marriot Pool Trust
8.310% due 08/03/2009 (a)	2,000	2,177
Nomura Asset Capital Corp.
7.500% due 07/15/2013 (a)(g)	3,387	3,503
Office Portfolio Trust
6.778% due 02/01/2016 (a)	1,000	1,004
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)(g)	2,500	2,657
Times Square Hotel Trust
8.528% due 08/01/2026 (a)	3,770	4,469

		16,295

Multi-Class 82.9%
American Southwest Financial Securities Corp.
1.078% due 01/18/2009 (b)(d)	72	0
Asset Securitization Corp.
7.384% due 08/13/2029 (b)	750	786
10.115% due 02/14/2041	3,774	4,165
Banc of America Commercial Mortgage, Inc.
7.929% due 11/15/2031 (b)	2,800	3,100
7.224% due 04/15/2036 (g)	2,500	2,698
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	20	20
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (a)(g)	1,404	1,411
Chase Commercial Mortgage Securities Corp.
6.900% due 11/19/2006	1,500	1,533
6.650% due 07/15/2010 (a)	2,600	2,702
6.484% due 02/12/2016 (b)(g)	2,000	2,134
6.900% due 11/19/2028 (a)	5,500	5,469
6.887% due 10/15/2032 (a)	1,500	1,552
Commercial Mortgage Acceptance Corp.
6.912% due 11/15/2009 (b)	1,500	1,579
Commercial Mortgage Asset Trust
6.640% due 09/17/2010 (g)	2,500	2,642
6.975% due 04/17/2013 (g)	2,500	2,803
Commercial Mortgage Pass-Through Certificates
8.389% due 08/15/2033 (a)(b)	1,500	1,656
6.830% due 02/15/2034 (a)(g)	2,893	3,116
6.586% due 07/16/2034 (a)	1,500	1,617
6.937% due 07/16/2034 (a)(b)	1,500	1,577
CS First Boston Mortgage Securities Corp.
7.170% due 05/17/2040 (g)	3,000	3,289
DLJ Commercial Mortgage Corp.
7.275% due 11/12/2031 (b)	135	143
Federal Housing Administration
7.380% due 04/01/2041	2,432	2,377
FFCA Secured Lending Corp.
1.000% due 09/18/2020 (a)(b)(d)	10,719	495
First Union-Bank of America
6.000% due 01/15/2011 (a)	1,000	1,003
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035	2,000	2,193
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006 (a)	500	513
6.500% due 03/15/2012	20	21
7.190% due 05/15/2030 (a)(b)	1,500	1,158
6.500% due 05/15/2035	4,500	4,722
8.336% due 09/15/2035 (a)(b)	1,500	1,582
Greenwich Capital Commercial Funding Corp.
4.111% due 07/05/2035 (g)	2,700	2,562
5.419% due 01/05/2036 (a)(b)	1,500	1,470
GS Mortgage Securities Corp.
6.615% due 02/16/2016 (a)(g)	3,500	3,796
7.644% due 08/05/2018 (a)(b)	3,480	3,765
6.526% due 08/15/2018 (a)(g)	2,000	2,172
7.191% due 04/13/2031 (b)(g)	1,000	1,053
GSMPS Mortgage Loan Trust
8.000% due 09/20/2027 (a)(g)	2,094	2,230
JP Morgan Chase Commercial Mortgage Securities Corp.
6.162% due 05/12/2034 (g)	2,000	2,129
6.465% due 11/15/2035 (g)	3,000	3,233
5.440% due 05/15/2041 (a)(b)	1,500	1,462
JP Morgan Commercial Mortgage Finance Corp.
8.358% due 11/25/2027 (a)(b)	2,284	2,280
LB-UBS Commercial Mortgage Trust
4.853% due 09/15/2031 (g)	2,000	1,990
6.950% due 03/15/2034 (a)(b)	1,572	1,693
7.290% due 09/15/2034 (g)	2,000	2,176
5.683% due 07/15/2035 (a)	1,500	1,481
Merrill Lynch Mortgage Investors, Inc.
7.735% due 06/15/2021 (b)	183	182
7.405% due 02/15/2030 (b)(g)	2,000	2,114
7.134% due 12/15/2030 (b)	1,500	1,657
Morgan Stanley Capital I, Inc.
6.850% due 02/15/2020 (a)	1,000	1,019
7.695% due 10/03/2030 (a)	2,000	1,511
7.210% due 12/15/2031 (b)	200	213
7.674% due 04/30/2039 (a)(b)	2,000	2,126
Mortgage Capital Funding, Inc.
7.531% due 04/20/2007	1,000	1,041
Nationslink Funding Corp.
7.050% due 02/20/2008 (a)	2,000	2,062
7.105% due 01/20/2013 (a)	2,500	2,724
Prudential Securities Secured Financing Corp.
6.755% due 08/15/2011 (a)	2,000	2,140
7.610% due 12/26/2022	289	289
Trizec Hahn Office Properties
7.604% due 05/15/2016 (a)	3,000	3,210
Wachovia Bank Commercial Mortgage Trust
5.517% due 01/15/2041 (a)(b)	1,500	1,459

		113,295

Multi-Family 6.8%
Commercial Capital Access One, Inc.
7.676% due 11/15/2028 (a)(b)	3,000	3,200
Fannie Mae
8.157% due 12/25/2015 (a)(b)	454	461
15.747% due 12/25/2015 (a)(b)	874	882
9.375% due 04/01/2016	190	172
7.875% due 11/01/2018	22	20
5.237% due 07/01/2035 (g)	1,469	1,512
Federal Housing Administration
8.360% due 01/01/2012	238	242
7.500% due 12/01/2030	1,244	1,252
Multi-Family Capital Access One, Inc.
7.400% due 01/15/2024	1,492	1,551

		9,292

Total Commercial Mortgage-Backed Securities (Cost $145,595)		145,610

CORPORATE BONDS & NOTES 1.1%
Utilities 1.1%
Midwest Generation LLC
8.560% due 01/02/2016	662	729
TECO Energy, Inc.
7.500% due 06/15/2010	700	756

Total Corporate Bonds & Notes (Cost $1,360)		1,485

REAL ESTATE ASSET-BACKED SECURITIES 34.2%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	1,808
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,655
7.970% due 05/01/2032	1,000	797
ContiMortgage Home Equity Loan Trust
7.550% due 08/15/2028	415	330
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2033 (g)	2,000	2,021
Fannie Mae
8.500% due 07/01/2008	10	11
8.500% due 05/01/2009	7	7
8.000% due 07/01/2009 (g)	346	361
8.000% due 10/01/2010	27	28
6.056% due 07/01/2012 (g)	9,005	9,550
8.000% due 12/01/2012	2	3
8.000% due 06/01/2015	52	56
8.000% due 08/01/2015	38	41
8.500% due 05/01/2017	4	5
8.500% due 07/01/2017	7	8
8.500% due 08/01/2019	4	5
8.500% due 11/01/2019	4	4
8.500% due 01/01/2020	1	1
8.500% due 10/01/2020	15	17
8.500% due 05/01/2021	0	1
6.930% due 09/01/2021 (g)	7,153	7,520
8.500% due 09/01/2021	114	123
8.500% due 12/01/2021	10	11
8.500% due 06/01/2022	39	42
8.500% due 09/01/2022 (g)	369	403
8.500% due 11/01/2025	15	16
8.500% due 01/01/2026	8	8
8.500% due 03/01/2029	7	8
8.500% due 04/01/2030	91	99
8.500% due 06/01/2030	101	110
8.500% due 11/01/2030	115	126
8.500% due 01/01/2031	105	115
8.500% due 04/01/2032	146	159
7.000% due 08/01/2033 (g)	236	247
7.000% due 10/01/2033 (g)	2,576	2,699
7.000% due 11/01/2033 (g)	1,323	1,396
Freddie Mac
7.000% due 08/01/2007	26	27
7.000% due 12/01/2007	9	9
8.000% due 07/01/2010	13	14
7.000% due 09/01/2010	8	8
8.000% due 10/01/2010	11	11
7.000% due 11/01/2010	270	277
7.000% due 02/01/2011	23	24
8.000% due 06/01/2011	12	13
8.000% due 01/01/2012	6	7
8.000% due 05/01/2012	6	6
8.000% due 06/01/2012	11	12
7.000% due 07/01/2012	41	43
7.000% due 07/01/2013	263	275
7.000% due 12/01/2014	64	67
7.000% due 02/01/2015	27	28
8.000% due 05/01/2015	1	2
8.000% due 06/01/2015	1	1
7.000% due 09/01/2015	69	72
7.000% due 12/01/2015	1	1
7.000% due 03/01/2016	23	24
7.000% due 06/01/2016	82	86
7.000% due 07/01/2016	156	163
8.500% due 11/15/2021	1,102	1,171
6.090% due 08/01/2025 (b)	421	429
7.000% due 03/01/2031	212	221
7.000% due 10/01/2031	75	78
7.000% due 08/01/2032 (g)	1,240	1,296
Green Tree Financial Corp.
7.050% due 02/15/2027	922	808
6.810% due 12/01/2027	627	645
7.070% due 01/15/2029	216	225
6.220% due 03/01/2030	728	727
6.180% due 04/01/2030	180	179
6.530% due 02/01/2031	982	905
Greenpoint Manufactured Housing
8.300% due 10/15/2026	2,000	1,793
7.590% due 11/15/2028	157	163
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031 (b)(g)	707	705
Keystone Owner Trust
9.000% due 01/25/2029 (a)(b)	952	966
Mego Mortgage Home Loan Trust
8.010% due 08/25/2023 (b)	124	123
Merrill Lynch Mortgage Investors, Inc.
4.533% due 08/25/2033 (b)	812	739
Oakwood Mortgage Investors, Inc.
3.998% due 05/15/2013 (b)	222	191
6.890% due 11/15/2032	1,000	297
Ocwen Residential MBS Corp.
6.835% due 06/25/2039 (a)(b)	955	752
7.000% due 10/25/2040 (a)	1,739	1,401
Salomon Brothers Mortgage Securities VII, Inc.
7.500% due 05/25/2026	15	15
Saxon Asset Securities Trust
8.640% due 09/25/2030	547	343
Structured Asset Investment Loan Trust
6.830% due 10/25/2033 (b)	500	507
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	640
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (a)	508	507

Total Real Estate Asset-Backed Securities (Cost $46,756)		46,787

OTHER 7.5%
Denver Arena Trust
6.940% due 11/15/2019 (a)	1,657	1,663
First International Bank
9.539% due 04/15/2026 (b)	1,856	139
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
6.750% due 06/01/2039	1,000	1,150
LB Commercial Conduit Mortgage Trust
6.000% due 11/19/2035 (a)	5,000	5,094
Nextcard Credit Card Master Note Trust
9.454% due 12/15/2006 (a)(b)	1,000	87
Northwest Airlines, Inc.
7.575% due 03/01/2019 (c)	1,906	1,907
US Airways Group, Inc.
9.330% due 01/01/2006 (c)	660	278

Total Other (Cost $11,173)		10,318

SHORT-TERM INSTRUMENTS 1.7%
Repurchase Agreement 0.4%
State Street Bank
3.400% due 10/03/2005	557	557
(Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $569. Repurchase proceeds are $557.)

U.S. Treasury Bills 1.3%
3.416% due 12/01/2005-12/15/2005 (e)(h)	1,785	1,770

Total Short-Term Instruments (Cost $2,330)		2,327

Total Investments (f)	151.1%	$206,527
(Cost $207,214)
Written Options (j)	(0.0%)	(24)
(Premiums $122)
Other Assets and Liabilities (Net)	(51.1%)	(69,852)

Net Assets	100.0%	$136,651

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(b) Variable rate security.

(c) Security is in default.

(d) Interest only security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) As of September 30, 2005, portfolio securities with an aggregate market value of $11,167 were valued with reference to securities whose prices are more readily obtainable.

(g) The average amount of borrowings outstanding during the nine-months ended September 30, 2005 was $67,467 at a weighted average interest rate of 4.20%. On September 30, 2005, securities valued at $75,557 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(h) Securities with an aggregate market value of $283 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Short Futures	12/2005	154	$475

(i) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.980%	09/29/2025	$28,000	$102
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2025	28,000	792
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.240%	03/16/2025	40,000	1,504
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.010%	05/10/2025	20,000	278
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.250%	06/15/2025	60,000	967
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/15/2025	25,000	(212)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.003%	08/15/2025	25,000	215
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.955%	09/28/2025	20,000	18
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025	20,000	(15)

						$3,649

(j) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	100	$12	$3
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	100	20	9
				$32	$12

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.250	%**	10/31/2005	$13,700	$29	$1
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.000	%*	10/31/2005	13,700	61	11
						$90	$12

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k) On September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 7,945	$ (8,632)	$(687)

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Commercial Mortgage Securities Trust, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 23, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2005